Other taxes payable (Tables)	6 Months Ended
Jun. 30, 2026
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable	The following is a summary of other taxes payable as of December 31, 2025 and June 30, 2026:
	December 31, 2025	June 30, 2026
	RMB	RMB
VAT payables	3	28
Others	1	4
Total	4	32